Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001589756
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VAST
Document Creation Date	dei_DocumentCreationDate	May 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2015
Prospectus Date	rr_ProspectusDate	May 29, 2015
Virtus Multi-Strategy Target Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Multi-Strategy Target Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 29 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 98 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. As of the date of this prospectus, the fund has not commenced operations; therefore, portfolio turnover information for the fund is not shown here.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year, as annualized.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense limitations are in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its investment objective by identifying and pursuing multiple "strategies" of the fund's subadviser, which are investment ideas and opportunities across and within a wide range of asset classes. The fund will utilize a large range of investments, including fixed income, currencies, equity, convertible securities (including contingent convertible securities), money market instruments, bank deposits, depositary receipts, collective investment vehicles, exchange-traded funds (ETFs) and derivative instruments to pursue its objective.
Equity securities in which the fund invests will be of issuers of any market capitalization. Fixed income investments may be in bonds without regard to maturity or credit quality, including high-yield/high-risk securities (so-called “junk bonds”). Derivatives will be used extensively and may include futures, options, swaps, swaptions, total return swaps, foreign exchange options and forwards. The fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging markets countries and securities denominated in a currency other than the U.S. dollar. From time to time, the fund’s portfolio may be focused in a particular market sector where the subadviser believes the best opportunities reside.
The fund may take both long and synthetic short positions through the use of derivatives. Derivative usage may include but is not limited to derivatives on interest rates, inflation rates, bonds, credit, equity, financial indices, volatility, dividend payments and currencies. Derivatives usage may be for the purposes of hedging, efficient portfolio management, or investment and may be exchange traded or traded off exchange through market counterparties. Certain of the derivatives used by the fund may be considered commodity interests under the Commodity Exchange Act and related regulations, and the fund's use of such investments may cause the fund to be deemed a commodity pool subject to regulation.
To meet the fund’s objective and to help manage portfolio volatility, the subadviser selects strategies based on views on asset classes, sectors, currencies, interest rates, inflation, and volatility. These strategies will be actively managed and will adjust over time, and may result in a high degree of portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any other funds or collective investment vehicles in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund’s transaction costs. The principal risks of investing in the fund are:
>
  Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when ratings decline.
>
  Commodity Pool Risk.  The risk that the fund’s regulation as a commodity pool under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) will subject the fund to additional costs and/or affect the operations of the fund.
>
  Contingent Convertible Securities Risk.  The risk that the financial strength of the issuer of a contingent convertible security held by the fund will decline in a prescribed way or regulatory actions trigger a conversion event, causing the value of the fund's investment in the security to decrease, perhaps significantly.
>
  Convertible Securities Risk.  The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.
>
  Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.
>
  Credit Risk.  The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>
  Currency Rate Risk.  The risk that fluctuations in the exchange rates between currencies may negatively affect the value of the fund’s shares.
>
  Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
>
  Derivatives Risk.  The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns.
>
  Emerging Market Investing Risk.  The risk that prices of emerging markets securities may be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
>
  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
>
  Exchange-Traded Funds (ETFs) Risk.  The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
>
  Foreign Currency Transactions Risk.  The risk that the fund’s transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.
>
  Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
>
  High-Yield/High-Risk Fixed Income Securities (Junk Bond) Risk.  The risk that issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
>
  Income Risk.  The risk that income received from the fund will vary widely over the short- and long-term.
>
  Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
>
  Leverage Risk.  The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
>
  Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.
>
  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>
  New Fund Risk.  The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.
>
  Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.
>
  Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section for more information about the impact that portfolio turnover can have on your investment.
>
  Sector Focused Investing Risk.  The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.
To the extent the fund focuses its assets in a particular market sector, the fund is more vulnerable to conditions that negatively affect such market sector as compared to a fund that does not focus holdings in such securities.
>
  Short-Term Investments Risk.  The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.
>
  Short Sales Risk.  The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund acquires the security.
>
  Small and Medium Market Capitalization Risk.  The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Virtus Multi-Strategy Target Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMSAX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,155
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	747
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,155
Virtus Multi-Strategy Target Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCMSX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.55%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	842
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	842
Virtus Multi-Strategy Target Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMSIX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	529

[1]	Estimated for current fiscal year, as annualized.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.80% for Class A Shares, 2.55% for Class C Shares and 1.55% for Class I Shares through February 28, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.